Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
Changes in non-cash working capital
Changes in non-cash working capital for the years ended December 31, 2019 and 2018 are as follows:

For the years ended December 31	2019	2018
Changes in non-cash working capital:
Trade and other receivables	$25,847	$22,068
Inventories	106,907	(83,495)
Prepaid expenses	(5,264)	(5,993)
Trade, other payables and accrued liabilities, including long-term payables included in other long-term liabilities	(123,660)	(9,403)
	3,830	(76,823)
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid	17,107	81,877
Changes in non-cash working capital	$20,937	$5,054
These changes relate to the following activities:
Operating	$9,426	$5,998
Financing	—	—
Investing	11,511	(944)
Changes in non-cash working capital	$20,937	$5,054

Reconciliation of liabilities arising from financing activities
Reconciliation of movements in liabilities to cash flows arising from financing activities:

	Long term debt (note 8)	Lease obligations (note 9)
Balance at December 31, 2018	$1,458,286	$199,760

Lease obligation recognized on adoption of IFRS16	—	452,882
Balance at January 1, 2019	$1,458,286	652,642

Changes from financing cash flows
Repayment of long-term debt and financing fees	(388,216)	—
Net proceeds on issue of long-term debt	695,533	—
Payment of lease obligations	—	(101,812)
Total changes from financing cash flows	$307,317	$(101,812)

Liability-related other changes
Finance costs	$3,250	$—
New lease obligations	—	168,216
Other	—	(541)
Total liability-related other changes	$3,250	$167,675
Balance at December 31, 2019	$1,768,853	$718,505